Major Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2018	2017	2016

North America	$11,686	$14,446	$1,553
Israel	10,446	6,363	7,358
Asia	3,093	4,372	2,499
South America	1,206	514	1,289
Europe	1,601	281	122
Australia	-	206	-

Total	$28,032	$26,182	$12,821

Schedule of Revenue from Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2018	2017	2016
	%

Customer A	7	7	20
Customer B	5	9	17
Customer C	11	2	16
Customer D	4	3	13
Customer E	11	5	11
Customer F	6	13	6
Customer G	4	35	1
Customer H	12	3	1
Customer I	12	-	-

Schedule of Long-Lived Assets by Geographic Area
Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2018	2017

Israel	$4,318	$3,915
China	-	319
USA	314	-

	$4,632	$4,234